Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Basis of preparation and accounting policies [abstract]
Reconciliation net result under IFRS-EU and IFRS-IASB

Reconciliation net result under IFRS-EU and IFRS-IASB
in EUR million	2023	2022	2021
In accordance with IFRS-EU (attributable to the shareholders of the parent)	7,287	3,674	4,776
Adjustment of the EU IAS 39 carve-out	-4,455	11,856	1,603
Tax effect of the adjustment [1]	1,308	-3,405	-429
Effect of adjustment after tax	-3,147	8,451	1,174
In accordance with IFRS-IASB (attributable to the shareholders of the parent)	4,140	12,126	5,951

Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB

Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
in EUR million	2023	2022	2021
In accordance with IFRS-EU (attributable to the shareholders of the parent)	51,240	49,909	53,919
Adjustment of the EU IAS 39 carve-out	4,902	9,357	-2,490
Tax effect of the adjustment [1]	-1,457	-2,765	637
Effect of adjustment after tax	3,444	6,592	-1,853
In accordance with IFRS-IASB Shareholders’ equity	54,684	56,500	52,066